LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

Supplement dated August 6, 2012 to the Loomis Sayles Absolute Strategies Fund Summary Prospectus, the Natixis Alternative Funds Prospectus and the Natixis Alternative Funds Statement of Additional Information, each dated May 1, 2012, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust II has approved a name change to Loomis Sayles Absolute Strategies Fund (the “Fund”). Effective on September 28, 2012, the Fund’s name will change to the “Loomis Sayles Strategic Alpha Fund” and accordingly, each reference to “Loomis Sayles Absolute Strategies Fund” in the Summary Prospectus, Prospectus and Statement of Additional Information will be replaced with “Loomis Sayles Strategic Alpha Fund.”